Changes in Restructuring Liability (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring liability as of June 30, 2014	$ 0
Restructuring charges	2,078
Cash paid	(835)
Other	(406)
Restructuring liability as of June 30, 2015	837
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring liability as of June 30, 2014	0
Restructuring charges	1,308
Cash paid	(701)
Other	(19)
Restructuring liability as of June 30, 2015	588
Asset Impairments and Other
Restructuring Cost and Reserve [Line Items]
Restructuring liability as of June 30, 2014	0	[1]
Restructuring charges	770	[1]
Cash paid	(134)	[1]
Other	(387)	[1]
Restructuring liability as of June 30, 2015	$ 249	[1]

[1]	"Asset Impairments and Other" primarily reflects activities associated with the consolidation of our facilities and manufacturing operations, including asset write-downs of $372 million during fiscal year 2015, as well as contract termination costs.